AB GOVERNMENT MONEY MARKET PORTFOLIO
(“Government Money Market”)

Class A (Ticker: AEAXX); Class C (Ticker: AECXX);

Advisor Class (Ticker: AEYXX); Class I (Ticker: AIEXX);

Class 1 (Ticker: AGRXX); Class AB (Ticker: MYMXX);

Institutional Class (Ticker: GMOXX)

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

Class A (Ticker: AGRFX); Class C (Ticker: AGRCX);

Class I (Ticker: AGFIX); Advisor Class (Ticker: AGRYX)

- AB Large Cap Growth Fund

Class A (Ticker: APGAX); Class C (Ticker: APGCX);

Class R (Ticker: ABPRX); Class K (Ticker: ALCKX);

Class I (Ticker: ALLIX); Advisor Class (Ticker: APGYX);

Class Z (Ticker: APGZX)

- AB Concentrated Growth Fund

Class A (Ticker: WPASX); Class C (Ticker: WPCSX);

Class I (Ticker: WPSIX); Advisor Class (Ticker: WPSGX);

Class Z (Ticker: WPSZX)

- AB Discovery Growth Fund

Class A (Ticker: CHCLX); Class C (Ticker: CHCCX);

Class I (Ticker: CHCIX); Advisor Class (Ticker: CHCYX);

Class Z (Ticker: CHCZX)

- AB Small Cap Growth Portfolio

Class A (Ticker: QUASX); Class C (Ticker: QUACX);

Class R (Ticker: QUARX); Class K (Ticker: QUAKX);

Class I (Ticker: QUAIX); Advisor Class

(Ticker: QUAYX); Class Z (Ticker: QUAZX)

- AB Select US Equity Portfolio

Class A (Ticker: AUUAX); Class C (Ticker: AUUCX);

Advisor Class (Ticker: AUUYX); Class I (Ticker: AUUIX)

- AB Select US Long/Short Portfolio

Class A (Ticker: ASLAX); Class C (Ticker: ASCLX);

Advisor Class (Ticker: ASYLX); Class I (Ticker: ASILX)

- AB Sustainable Global Thematic Fund

Class A (Ticker: ALTFX); Class C (Ticker: ATECX);

Class I (Ticker: AGTIX); Advisor Class (Ticker: ATEYX);

Class Z (Ticker: ATEZX)

- AB Sustainable International Thematic Fund

Class A (Ticker: AWPAX); Class C (Ticker: AWPCX);

Class I (Ticker: AWPIX); Advisor Class (Ticker: AWPYX);

Class Z (Ticker: AWPZX)

- AB Global Core Equity Portfolio

Class A (Ticker: GCEAX); Class C (Ticker: GCECX);

Advisor Class (Ticker: GCEYX)

AB ACTIVE ETFs (“AB ETFs”)

- AB Conservative Buffer ETF

(Ticker: BUFC)

- AB Core Plus Bond ETF

(Ticker: CPLS)

- AB Corporate Bond ETF

(Ticker: EYEG)

- AB Disruptors ETF

(Ticker: FWD)

- AB High Yield ETF

(Ticker: HYFI)

- AB International Buffer ETF

(Ticker: BUFI)

- AB International Low Volatility Equity ETF

(Ticker: ILOW)

- AB Moderate Buffer ETF

(Ticker: BUFM)

- AB Short Duration High Yield ETF

(Ticker: SYFI)

- AB Short Duration Income ETF

(Ticker: SDFI)

- AB Tax-Aware Intermediate Municipal ETF

(Ticker: TAFM)

- AB Tax-Aware Long Municipal ETF

(Ticker: TAFL)

- AB Tax-Aware Short Duration Municipal ETF

(Ticker: TAFI)

- AB Ultra Short Income ETF

(Ticker: YEAR)

- AB US High Dividend ETF

(Ticker: HIDV)

- AB US Large Cap Strategic Equities ETF

(Ticker: LRGC)

- AB US Low Volatility Equity ETF

(Ticker: LOWV)

AB BOND FUNDS (“Bond Funds”)

- AB Total Return Bond Portfolio

Class A (Ticker: ABQUX); Class C (Ticker: ABQCX);

Advisor Class (Ticker: ABQYX); Class I (Ticker: ABQIX);

Class Z (Ticker: ABQZX)

- AB Concentrated International Growth Portfolio

Class A (Ticker: CIAGX); Class C (Ticker: CICGX);

Advisor Class (Ticker: CIGYX)

- AB Sustainable US Thematic Portfolio

Class A (Ticker: SUTAX); Class C (Ticker: SUTCX);

Advisor Class (Ticker: FFTYX); Class Z (Ticker: SUTZX)

AB CORPORATE SHARES (“Corporate Shares”)

- AB Corporate Income Shares

(Ticker: ACISX)

- AB Impact Municipal Income Shares

(Ticker: ABIMX)

- AB Municipal Income Shares

(Ticker: MISHX)

- AB Taxable Multi-Sector Income Shares

(Ticker: CSHTX)

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

Class A (Ticker: ABAEX); Class C (Ticker: ABCEX);

Advisor Class (Ticker: ABYEX); Class I (Ticker: ABIEX)

AB MID CAP VALUE PORTFOLIO (“AB Mid Cap

Value”)

Class Z (Ticker: ABMVX)

AB VARIABLE PRODUCTS SERIES FUND, INC.

(“AVP”)

- Large Cap Growth Portfolio

Class A; Class B

- Relative Value Portfolio

Class A; Class B

- Sustainable Global Thematic Portfolio

Class A; Class B

- Small Cap Growth Portfolio

Class A; Class B

- International Value Portfolio

Class A; Class B

- Discovery Value Portfolio

Class A; Class B

- Balanced Hedged Allocation Portfolio

Class A; Class B

- Dynamic Asset Allocation Portfolio

Class A; Class B

- Global Risk Allocation—Moderate Portfolio

Class B

AB VALUE FUNDS (“Value Funds”)

- AB Large Cap Value Fund

Class A (Ticker: ABVAX); Class C (Ticker: ABVCX);

- AB Income Fund

Class A (Ticker: AKGAX); Class C (Ticker: AKGCX);

Advisor Class (Ticker: ACGYX); Class Z (Ticker:

ACGZX)

- AB Tax-Aware Fixed Income Opportunities Portfolio

Class A (Ticker: ATTAX); Class C (Ticker: ATCCX);

Advisor Class (Ticker: ATTYX)

- AB Sustainable Thematic Credit Portfolio

Class A (Ticker: STHAX); Advisor Class (Ticker:

STHYX)

- AB High Income Fund, Inc.

Class A (Ticker: AGDAX); Class C (Ticker: AGDCX);

Advisor Class (Ticker: AGDYX); Class I (Ticker:

AGDIX); Class Z (Ticker: AGDZX)

- AB Global Bond Fund, Inc.

Class A (Ticker: ANAGX); Class C (Ticker: ANACX);

Advisor Class (Ticker: ANAYX); Class I (Ticker:

ANAIX); Class Z (Ticker: ANAZX)

AB INFLATION STRATEGIES (“Inflation

Strategies”)

- AB Bond Inflation Strategy

Class A (Ticker: ABNAX); Class C (Ticker: ABNCX);

Class I (Ticker: ANBIX) Advisor Class (Ticker:

ABNYX); Class 1 (Ticker: ABNOX); Class 2 (Ticker:

ABNTX); Class Z (Ticker: ABNZX)

- AB Municipal Bond Inflation Strategy

Class A (Ticker: AUNAX); Class C (Ticker: AUNCX);

Advisor Class (Ticker: AUNYX); Class 1 (Ticker:

AUNOX); Class 2 (Ticker: AUNTX)

- AB All Market Real Return Portfolio

Class A (Ticker: AMTAX); Class C (Ticker: ACMTX);

Advisor Class (Ticker: AMTYX); Class 1 (Ticker:

AMTOX); Class Z (Ticker: AMTZX)

SANFORD C. BERNSTEIN FUND, INC. (“SCB

Funds”)

- Emerging Markets Portfolio

Emerging Markets Class (Ticker: SNEMX); Class Z

(Ticker: EGMZX)

- New York Municipal Portfolio

Class A (Ticker: ANIAX); Class C (Ticker: ANMCX);

New York Municipal Class (Ticker: SNNYX); Advisor

Class (Ticker: ANIYX)

- California Municipal Portfolio

Class A (Ticker: AICAX); Class C (Ticker: ACMCX);

California Municipal Class (Ticker: SNCAX); Advisor

Class (Ticker: AICYX)

- Diversified Municipal Portfolio

Class A (Ticker: AIDAX); Class C (Ticker: AIMCX);

2

Class I (Ticker: ABVIX); Advisor Class (Ticker: ABVYX);

Class Z (Ticker: ABVZX)

- AB Discovery Value Fund

Class A (Ticker: ABASX); Class C (Ticker: ABCSX); Class I

(Ticker: ABSIX); Advisor Class (Ticker: ABYSX); Class Z

(Ticker: ABSZX)

- AB Relative Value Fund

Class A (Ticker: CABDX); Class C (Ticker: CBBCX); Class

I (Ticker: CBBIX); Advisor Class (Ticker: CBBYX);

Class Z (Ticker: CBBZX)

- AB Equity Income Fund

Class A (Ticker: AUIAX); Class C (Ticker: AUICX); Class I

(Ticker: AUIIX); Advisor Class (Ticker: AUIYX); Class Z (Ticker: AUIZX)

- AB Global Real Estate Investment Fund

Class A (Ticker: AREAX); Class C (Ticker: ARECX); Class

R (Ticker: ARRRX); Class K (Ticker: ARRKX); Class I

(Ticker: AEEIX); Advisor Class (Ticker: ARSYX)

- AB International Value Fund

Class A (Ticker: ABIAX); Class C (Ticker: ABICX); Class I

(Ticker: AIVIX); Advisor Class (Ticker: ABIYX)

- AB Core Opportunities Fund

Class A (Ticker: ADGAX); Class C (Ticker: ADGCX);

Class I (Ticker: ADGIX); Advisor Class (Ticker: ADGYX);

Class Z (Ticker: ADGZX)

- AB Global Risk Allocation Fund

Class A (Ticker: CABNX); Class C (Ticker: CBACX); Class

I (Ticker: CABIX); Advisor Class (Ticker: CBSYX)

- AB Small Cap Value Portfolio

Class A (Ticker: SCAVX); Class C (Ticker: SCCVX);

Advisor Class (Ticker: SCYVX)

- AB All China Equity Portfolio

Class A (Ticker: ACEAX); Advisor Class (Ticker: ACEYX)

AB MUNICIPAL INCOME PORTFOLIOS (“Municipal Portfolios”)

- AB National Portfolio

Class A (Ticker: ALTHX); Class C (Ticker: ALNCX);

Advisor Class (Ticker: ALTVX)

- AB High Income Municipal Portfolio

Class A (Ticker: ABTHX); Class C (Ticker: ABTFX);

Advisor Class (Ticker: ABTYX); Class Z (Ticker: ABTZX)

- AB Arizona Portfolio

Class A (Ticker: AAZAX); Class C (Ticker: AAZCX);

Advisor Class (Ticker: AAZYX)

- AB California Portfolio

Class A (Ticker: ALCAX); Class C (Ticker: ACACX);

Advisor Class (Ticker: ALCVX)

- AB Massachusetts Portfolio

Class A (Ticker: AMAAX); Class C (Ticker: AMACX);

Diversified Municipal Class (Ticker: SNDPX); Advisor

Class (Ticker: AIDYX); Class Z (Ticker: AIDZX)

- Intermediate Duration Portfolio

Class A (Ticker: IDPAX); Intermediate Duration Class

(Ticker: SNIDX); Advisor Class (Ticker: IDPYX);

Class Z (Ticker: IDPZX)

- Overlay A Portfolio

Class 1 (Ticker: SAOOX); Class 2 (Ticker: SAOTX)

- Tax-Aware Overlay A Portfolio

Class 1 (Ticker: SATOX); Class 2 (Ticker: SATTX)

- Overlay B Portfolio

Class 1 (Ticker: SBOOX); Class 2 (Ticker: SBOTX)

- Tax-Aware Overlay B Portfolio

Class 1 (Ticker: SBTOX); Class 2 (Ticker: SBTTX)

AB INSTITUTIONAL FUNDS (“Institutional Funds”)

-AB Global Real Estate Investment Fund II

(Class I–ARIIX)

BERNSTEIN FUND, INC. (“Bernstein Funds”)

- International Strategic Equities Portfolio

SCB Class (Ticker: STESX); Advisor Class (Ticker:

STEYX); Class Z (Ticker: STEZX)

- International Small Cap Portfolio

SCB Class (Ticker: IRCSZ); Advisor Class (Ticker:

IRCYX); Class Z (Ticker: IRCZX)

- Small Cap Core Portfolio

SCB Class (Ticker: SCRSX); Advisor Class (Ticker:

SCRYX); Class Z (Ticker: SCRZX)

SANFORD C. BERNSTEIN FUND II, INC. (“SCB II”)

- Bernstein Intermediate Duration Institutional Portfolio

Institutional Class (Ticker: SIIDX)

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Advisor Class (Ticker: AMAYX)

- AB Minnesota Portfolio

Class A (Ticker: AMNAX); Class C (Ticker: AMNCX)

- AB New Jersey Portfolio

Class A (Ticker: ANJAX); Class C (Ticker: ANJCX)

- AB New York Portfolio

Class A (Ticker: ALNYX); Class C (Ticker: ANYCX);

Advisor Class (Ticker: ALNVX)

- AB Ohio Portfolio

Class A (Ticker: AOHAX); Class C (Ticker: AOHCX)

- AB Pennsylvania Portfolio

Class A (Ticker: APAAX); Class C (Ticker: APACX)

- AB Virginia Portfolio

Class A (Ticker: AVAAX); Class C (Ticker: AVACX);

Advisor Class (Ticker: AVAYX)

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds.”

Supplement dated January 3, 2025 to the following Statements of Additional Information (each an “SAI”), as amended:

SAI	Date
Government Money Market	August 30, 2024, as revised September 1, 2024
Equity Funds	October 31, 2024
Municipal Portfolios	September 30, 2024
AB ETFs: AB Disruptors ETF, AB High Yield ETF, AB Tax-Aware Short Duration Municipal ETF, AB Ultra Short Income ETF, AB US High Dividend ETF, AB US Large Cap Strategic Equities ETF and AB US Low Volatility Equity ETF	March 29, 2024, as revised May 29, 2024
AB ETFs: AB Tax-Aware Intermediate Municipal ETF, AB Tax-Aware Long Municipal ETF, AB Corporate Bond ETF and AB Core Plus Bond ETF	October 30, 2023, as revised May 29, 2024
AB ETFs: AB Conservative Buffer ETF	October 21, 2023, as revised May 29, 2024
AB ETFs: AB International Low Volatility Equity ETF	October 31, 2024
AB ETFs: AB Short Duration High Yield ETF and AB Short Duration Income ETF	January 21, 2024, as revised June 10, 2024
AB ETFs: AB International Buffer ETF and AB Moderate Buffer ETF	October 21, 2024, as revised December 10, 2024
Bond Funds	January 31, 2024
Corporate Shares	August 30, 2024
EMMA	July 31, 2024
AVP	May 1, 2024
Value Funds	February 28, 2024, as revised October 1, 2024

4

SAI	Date
Inflation Strategies	January 31, 2024
SCB Funds	January 26, 2024
Institutional Funds	January 31, 2024
Bernstein Funds	January 26, 2024
SCB II	January 26, 2024
AB Mid Cap Value	April 27, 2024

* * * * *

At a meeting held on July 18, 2024, shareholders of the Funds elected Directors/Trustees (“Directors”) in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the AllianceBernstein L.P. (the “Adviser”). Shareholders of the Funds elected Jorge A. Bermudez, Alexander Chaloff, R. Jay Gerken, Jeffrey R. Holland, Jeanette W. Loeb, Carol C. McMullen, Garry L. Moody and Emilie D. Wrapp to serve as Directors on the Unitary Board effective January 1, 2025.

* * * * *

The following information relating to the Unitary Board supplements certain disclosures contained in the section of the SAI entitled “Management of the [Fund[s]/Portfolio[s]]” or “Directors and Officers and Principal Holders of Securities”:

NAME,* ADDRESS** AGE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD

INDEPENDENT DIRECTORS

Garry L. Moody,# Chairman of the Board 72	Private Investor since prior to 2020. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995), where he was responsible for accounting, pricing, custody and reporting for the Fidelity mutual funds; and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax Department. He served as a member of the Investment Company Institute’s Board of Governors and the Independent Directors Council’s Governing Council from October 2019 through September 2023, where he also served as Chairman of its Governance Committee from October 2021 through September 2023. He has served as Chairman of the AB Funds and Chairman of the Independent Directors Committees of the AB Funds since January 2023; he has served as a director or trustee of the AB Funds since 2008; and served as Chairman of the Audit Committees of the AB Funds from 2008 to February 2023. He has served as a director or trustee of the AB Funds Complex, Chairman of the AB Funds Complex and Chairman of the Independent Directors Committees of the AB Funds Complex since January 2025.	None

5

NAME,* ADDRESS** AGE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD

Jorge A. Bermudez,# 73	Private Investor since prior to 2020. Formerly, Chief Risk Officer of Citigroup, Inc., a global financial services company, from November 2007 to March 2008; Chief Executive Officer of Citigroup’s Commercial Business Group in North America and Citibank Texas from 2005 to 2007; and a variety of other executive and leadership roles at various businesses within Citigroup prior to then; Chairman (2017-2018) of the Texas A&M Foundation Board of Trustees (Trustee 2014-2021) and Chairman of the Smart Grid Center Board at Texas A&M University since 2012; director of, among others, Citibank N.A. from 2005 to 2008, the Federal Reserve Bank of Dallas, Houston Branch from 2009 to 2011, the Federal Reserve Bank of Dallas from 2011 to 2017, and the Electric Reliability Council of Texas from 2010 to 2016; and Chair of the Audit Committee of the Board of Directors of Moody’s Corporation since December 2022. He has served as director or trustee of the AB Funds since January 2020. He has served as director or trustee of the AB Funds Complex since January 2025.	Moody’s Corporation since April 2011

R. Jay Gerken,#, ^ 73	Private Investor since prior to 2020. Formerly, President and Chief Executive Officer of Legg Mason Partners Fund Advisor, LLC, and President & Board Member of The Legg Mason and Western Asset mutual funds from 2005 until June 2013. Previously, he was the President and Chair of the boards of the Citigroup Asset Management mutual funds from 2002 to 2005; Portfolio Manager and Managing Director, Smith Barney Asset Management from 1993 to 2001 and President & CEO, Directions Management of Shearson Lehman, Inc. from 1988 to 1993. He was Chair of the SCB Funds Board and the AMMAF Board from July 2023 to December 2024; he has served as a director or trustee of the SCB Funds since July 2013 and AMMAF since December 2018 and served as Chair of the Audit Committees of the SCB Funds from July 2018 to June 2023 and Chair of the Audit Committee of AMMAF from December 2018 to June 2023. He has served as a director or trustee of the AB Funds Complex since January 2025.	Cedar Lawn Corporation; New Jersey Chapter of The Nature Conservancy; and Associated Banc-Corp

Jeffrey R. Holland,#, ^ 58	Private Investor since prior to 2020. Formerly, Limited Partner of Brown Brothers Harriman & Co. from 2014 to 2018. Prior thereto, General Partner of Brown Brothers Harriman & Co. from 2006 to 2013. He has served as a director or trustee of the SCB Funds and AMMAF since September 2019 and served as Chair of the Audit Committees of such Funds from July 2023 to	Director of various non-profit organizations

6

NAME,* ADDRESS** AGE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD

December 2024. He has served as a director or trustee of the AB Funds Complex since January 2025.

Jeanette W. Loeb,# 72	Private Investor since prior to 2020. Director of New York City Center since 2005. Formerly, Chief Executive Officer of PetCareRx (e-commerce pet pharmacy) from 2002 to 2011 and 2015 to April 2023. She was a director of MidCap Financial Investment Corporation (business development company) from August 2011 to July 2023 and a director of AMMAF from 2012 to 2018. Formerly, affiliated with Goldman Sachs Group, Inc. (financial services) from 1977 to 1994, including as a partner thereof from 1986 to 1994. She has served as a director or trustee of the AB Funds since April 2020 and has served as Chair of the Governance and Nominating Committees of the AB Funds since August 2023. She has served as a director or trustee of the AB Funds Complex and as Chair of the Governance and Nominating Committees of the AB Funds Complex since January 2025.	None

Carol C. McMullen,# 69	Private Investor and a member of the Advisory Board of Butcher Box (since 2018) where she also serves as Advisory Board Chair (since June 2023). Formerly, Managing Director of Slalom Consulting (consulting) from 2014 until July 2023; member, Mass General Brigham (formerly, Partners Healthcare) Investment Committee (2010-2019); Director of Norfolk & Dedham Group (mutual property and casualty insurance) from 2011 until November 2016; Director of Partners Community Physicians Organization (healthcare) from 2014 until December 2016; and Managing Director of The Crossland Group (consulting) from 2012 until 2013. She has held a number of senior positions in the asset and wealth management industries, including at Eastern Bank (where her roles included President of Eastern Wealth Management), Thomson Financial (Global Head of Sales for Investment Management), and Putnam Investments (where her roles included Chief Investment Officer, Core and Growth and Head of Global Investment Research). She has served on a number of private company and non-profit boards. She has served as a director or trustee of the AB Funds since June 2016 and has served as Chair of the Audit Committees of such Funds since February 2023. She has served as a director or trustee of the AB Funds Complex and as Chair of the Audit Committees of the AB Funds Complex since January 2025.	None

7

NAME,* ADDRESS** AGE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER INFORMATION	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD

INTERESTED DIRECTORS

Alexander Chaloff,+, ^ 53	Senior Vice President of the Adviser++, with which he has been associated since prior to 2020. He has been Chief Investment Officer and Head of Investment & Wealth Strategies of Bernstein Private Wealth Management since April 2023. He previously served as Co-Head of the Investment Strategy Group since 2020. Prior to joining Bernstein Private Wealth Management in 2005, he was a managing director at Wilshire Associates, a leading global investment consultant, serving on the firm’s investment committee. He has served as President and Chief Executive Officer of the SCB Funds and AMMAF since April 2023. He has served as a director or trustee of the Unitary Board since January 2025.	None

Emilie D. Wrapp,+, ^ 69	Private Investor since July 2023. Former Senior Vice President, Counsel, Assistant Secretary & Senior Mutual Fund Legal Advisor of the Adviser++ (January 2023 – June 2023). Prior thereto, Senior Vice President, Assistant Secretary, Counsel, and Head of Mutual Fund & Retail Legal of the Adviser++; Assistant General Counsel and Assistant Secretary of AllianceBernstein Investments, Inc. (“ABI”) since prior to 2020 until June 2023. She served as a member of the Advisory Board to the AB Funds from January 2024 to December 2024, and continues to serve as such with respect to AllianceBernstein National Municipal Income Fund, Inc. and AllianceBernstein Global High Income Fund, Inc. She has served as a director or trustee of the Unitary Board since January 2025.	None

______________________
*	Effective December 31, 2024, Nancy P. Jacklin, Michael J. Downey, Onur Erzan, William Kristol, Debra Perry, Donald Peterson and Marshall C. Turner resigned or retired as Directors of the Funds, as applicable.
**	The address for each of the Fund’s Directors is c/o AllianceBernstein L.P., Attention: Legal and Compliance Department – Mutual Fund Legal, 66 Hudson Boulevard East, 26h Floor, New York, NY 10001.
#	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.
+	Mr. Chaloff is an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Company because of his affiliation with the Adviser. Ms. Wrapp is an “interested person”, as defined in Section 2(a)(19) of the 1940 Act, of the Fund because of her former role with the Adviser.
++	The Adviser is an affiliate of the Funds.
^	Effective January 1, 2025, Ms. Wrapp and Messrs. Chaloff, Gerken and Holland became Directors of the Funds.

* * * * *

8

In addition to his or her service as a Director of the Fund and other Funds in the AB Funds Complex as noted in the table above: Mr. Bermudez has extensive experience in the financial services industry, including risk management, from his service in various senior executive positions, including as Chief Risk Officer, of a large global financial services company, as a director and Audit Chair of a Federal Reserve Bank and a director of a large public company, and as Chairman or director or trustee of numerous non-profit organizations; Mr. Chaloff has business, finance and investment management experience as Head of Investment & Wealth Strategies of Bernstein Private Wealth Management of the Adviser, and he has served as President and Chief Executive Officer of the SCB Funds and AMMAF since April 2023; Mr. Gerken has investment management experience as a portfolio manager and executive officer, and he served as Chair of the SCB Funds Board and AMMAF Board from July 2023 to December 2024 and served as Chair of the Audit Committees of the SCB Funds from July 2018 to June 2023 and Chair of the Audit Committee of AMMAF from December 2018 to June 2023; Mr. Holland has business experience as a senior executive of a financial services firm, including experience in provision of custody and other services to investment funds globally, and he served as Chair of the Audit Committees of the SCB Funds and AMMAF from July 2023 to December 2024; Ms. Loeb has extensive experience in the financial services industry and in business more generally, including as a former executive and partner of a large global financial services company and as Chief Executive Officer of a private e-commerce company, a director and audit committee member of a large publicly traded business development company and former director of a fund of hedge funds, and a director or trustee of numerous non-profit organizations including the United Nations Development Corporation and New York City Center and has served as Chair of the Governance and Nominating Committees of the AB Funds since August 2023 and has served as the Chair of the Governance and Nominating Committees of the AB Funds Complex since January 2025; Ms. McMullen has experience in talent management for a global technology consulting firm, serves on the advisory board of a privately held e-commerce company, has served as director of a variety of privately held firms and non-profit boards (including as director of one of the 10 largest healthcare systems in the U.S. and Chair of a top U.S. community hospital), has extensive asset management industry experience including as Director of Global Investment Research for a major fund company and President of Wealth Management for a regional bank and has served as Chair of the Audit Committees of the AB Funds since February 2023 and has served as the Chair of the Audit Committees of the AB Funds Complex since January 2025; Mr. Moody, a certified public accountant, has extensive experience in the asset management industry as a senior executive of a large fund complex and as Vice Chairman and U.S. and Global Investment Management Practice Managing Partner for a major accounting firm, and served as a member of the Board of Governors of the Investment Company Institute, the leading association representing regulated funds, including mutual funds, exchange-traded funds and closed-end funds, from October 2019 through September 2023, and also the Governing Council of the Independent Directors Council, a group created by the Investment Company Institute that aims to advance the education, communication and policy positions of investment company independent directors, where he also served as the Chairman of the Governance Committee from October 2021 through September 2023, served as Chairman of the Audit Committees of the AB Funds from 2008 to February 2023, has served as Chairman of the AB Funds and the Independent Directors Committees of the AB Funds since 2023, and has served as Chairman of the AB Funds Complex and the Independent Directors Committees of the AB Funds Complex since January 2025; and Ms. Wrapp has extensive experience in the investment management industry, including formerly serving as Senior Vice President, Assistant Secretary, Counsel and Head of Mutual Fund & Retail Legal of the Adviser, and Assistant General Counsel and Assistant Secretary of ABI, served as Chief Legal Officer and Secretary of the AB Funds and other registered investment companies advised by the Adviser and had extensive involvement in fund industry organizations including committees and working groups of the Investment Company Institute, and she served as an Advisory Board Member to the AB Funds from January 2024 to December 2024 and continues to serve as such with respect to AllianceBernstein National Municipal Income Fund, Inc. and AllianceBernstein Global High Income Fund, Inc.

* * * * *

9

The aggregate dollar range of securities of all funds in the AB Funds Complex owned by each Director are set forth below.

Name of Director	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN THE AB FUND COMPLEX AS OF DECEMBER 31, 2023

Jorge A. Bermudez	Over $100,000
Alexander Chaloff	Over $100,000
R. Jay Gerken	Over $100,000
Jeffrey R. Holland	Over $100,000
Jeanette W. Loeb	Over $100,000
Carol C. McMullen	Over $100,000
Garry L. Moody	Over $100,000
Emilie D. Wrapp	None

* * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

__________________

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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